BANK NOTES PAYABLE (Details)	12 Months Ended
Sep. 30, 2021 USD ($)
Bank notes payable	$ 7,867,018
Repayment of notes payable to bank	5,315,995
Cash deposits	$ 2,140,016
Maximum
Percentage of deposit of amount of cash	50.00%
Minimum
Percentage of deposit of amount of cash	30.00%